DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 2.4%
Activision Blizzard, Inc.	696	$54,204
Alphabet, Inc., Class A*	58	131,964
Alphabet, Inc., Class C*	58	132,285
AT&T, Inc.	3,343	71,172
Cable One, Inc.	24	31,274
Charter Communications, Inc., Class A*	163	82,630
Comcast Corp., Class A	1,498	66,331
DISH Network Corp., Class A*	3,760	85,841
Electronic Arts, Inc.	1,078	149,465
Fox Corp., Class A	8,679	308,191
Fox Corp., Class B	3,656	119,588
Interpublic Group of Cos., Inc.	19,394	625,069
Liberty Broadband Corp., Class C*	194	24,283
Liberty Media Corp.-Liberty Formula One, Class C*	213	13,268
Liberty Media Corp-Liberty SiriusXM, Class A*(a)	949	39,203
Liberty Media Corp-Liberty SiriusXM, Class C*	1,754	72,089
Loyalty Ventures, Inc.*	1,178	12,487
Lumen Technologies, Inc. (a)	18,299	223,980
Match Group, Inc.*	341	26,864
Meta Platforms, Inc., Class A*	247	47,829
Netflix, Inc.*	33	6,516
New York Times Co., Class A	1,487	51,287
News Corp., Class A	11,787	205,094
News Corp., Class B	3,780	66,452
Nexstar Media Group, Inc., Class A	1,939	339,752
Omnicom Group, Inc.	4,754	354,696
Paramount Global, Class B (a)	1,262	43,324
Playtika Holding Corp.*	1,767	26,169
Sirius XM Holdings, Inc. (a)	6,150	39,360
Take-Two Interactive Software, Inc.*	409	50,933
Verizon Communications, Inc.	1,523	78,115
Vimeo, Inc.*	831	7,221
Walt Disney Co.*	109	12,038
Warner Bros Discovery, Inc.*	4,360	80,442
World Wrestling Entertainment, Inc., Class A (a)	822	54,885

(Cost $3,991,252)		3,734,301

Consumer Discretionary - 10.7%
Advance Auto Parts, Inc.	3,324	631,095
Amazon.com, Inc.*	19	45,680
Aptiv PLC*	383	40,690
Aramark	681	23,474
AutoNation, Inc.*	2,131	254,782
AutoZone, Inc.*	664	1,367,608
Bath & Body Works, Inc.	240	9,845
Best Buy Co., Inc.	8,281	679,539
Booking Holdings, Inc.*	12	26,923
BorgWarner, Inc. (a)	1,318	53,142
Brunswick Corp.	2,562	192,739
Burlington Stores, Inc.*	62	10,435
CarMax, Inc.*(a)	1,262	125,279
Carter’s, Inc.	1,403	108,101
Chipotle Mexican Grill, Inc.*	77	107,996
Choice Hotels International, Inc.	322	41,181
Churchill Downs, Inc.	43	8,704
Columbia Sportswear Co.	1,197	93,103
D.R. Horton, Inc.	4,362	327,804
Darden Restaurants, Inc.	484	60,500
Deckers Outdoor Corp.*	468	125,686
Dick’s Sporting Goods, Inc. (a)	1,924	156,287
Dollar General Corp.	2,397	528,155
Dollar Tree, Inc.*	4,285	687,014
Domino’s Pizza, Inc.	726	263,661
DoorDash, Inc., Class A*	69	5,307
eBay, Inc.	14,511	706,250
Etsy, Inc.*	142	11,519
Five Below, Inc.*	572	74,697
Floor & Decor Holdings, Inc., Class A*	561	42,322
Foot Locker, Inc.	3,160	104,217
Ford Motor Co.	20,317	277,937
Frontdoor, Inc.*	284	7,026
Garmin Ltd.	2,676	282,639
General Motors Co.*	4,130	159,748
Gentex Corp.	7,162	222,595
Genuine Parts Co.	6,625	905,836
Grand Canyon Education, Inc.*	721	64,292
H&R Block, Inc.	7,328	258,239
Hanesbrands, Inc.	4,584	54,412
Harley-Davidson, Inc.	1,680	59,102
Hasbro, Inc.	360	32,310
Hilton Worldwide Holdings, Inc.	473	66,627
Home Depot, Inc.	207	62,669
Kohl’s Corp.	641	25,845
Lear Corp.	380	53,565
Leggett & Platt, Inc.	1,972	77,243
Lennar Corp., Class A	3,681	295,400
Lennar Corp., Class B	281	18,875
Lithia Motors, Inc.	29	8,830
LKQ Corp.	7,987	410,452
Lowe’s Cos., Inc.	1,465	286,114
Lululemon Athletica, Inc.*	235	68,782
Marriott International, Inc., Class A	178	30,541
Mattel, Inc.*	1,811	45,492
McDonald’s Corp.	325	81,968
Mister Car Wash, Inc.*(a)	1,165	14,143
Mohawk Industries, Inc.*	987	139,621
Newell Brands, Inc.	4,352	93,307
NIKE, Inc., Class B	671	79,748

NVR, Inc.*	49	218,080
Ollie’s Bargain Outlet Holdings, Inc.*	428	20,103
O’Reilly Automotive, Inc.*	1,200	764,604
Penske Automotive Group, Inc.	893	102,820
Petco Health & Wellness Co., Inc.*(a)	565	9,017
Polaris, Inc.	1,951	207,879
Pool Corp.	1,005	400,613
PulteGroup, Inc.	5,764	260,879
Qurate Retail, Inc., Series A	2,924	10,556
Ralph Lauren Corp.	295	29,822
Ross Stores, Inc.	800	68,016
Service Corp. International	5,839	408,905
Skechers U.S.A., Inc., Class A*	1,310	51,614
Starbucks Corp.	1,481	116,258
Tapestry, Inc.	8,052	277,794
Target Corp.	2,501	404,862
Tempur Sealy International, Inc.	200	5,274
Terminix Global Holdings, Inc.*	299	12,980
Thor Industries, Inc. (a)	843	64,043
TJX Cos., Inc.	1,703	108,260
Toll Brothers, Inc.	1,890	95,388
TopBuild Corp.*	303	59,770
Tractor Supply Co.	4,178	782,790
Travel + Leisure Co.	255	13,033
Ulta Beauty, Inc.*	366	154,855
Vail Resorts, Inc.	379	95,588
VF Corp.	327	16,500
Victoria’s Secret & Co.*	3,525	145,265
Whirlpool Corp.	1,364	251,303
Williams-Sonoma, Inc.	1,831	234,222
Wyndham Hotels & Resorts, Inc.	168	13,462
YETI Holdings, Inc.*	390	17,842
Yum China Holdings, Inc.	846	38,459
Yum! Brands, Inc.	1,725	209,536

(Cost $16,158,910)		16,767,485

Consumer Staples - 5.8%
Albertsons Cos., Inc., Class A	6,744	206,029
Altria Group, Inc.	7,182	388,474
Archer-Daniels-Midland Co.	1,826	165,837
Brown-Forman Corp., Class A	219	13,825
Brown-Forman Corp., Class B	500	33,060
Campbell Soup Co.	1,597	76,512
Casey’s General Stores, Inc.	791	165,746
Church & Dwight Co., Inc.	2,653	238,929
Clorox Co.	753	109,456
Coca-Cola Co.	876	55,521
Colgate-Palmolive Co.	2,195	172,988
Conagra Brands, Inc.	3,404	111,958
Constellation Brands, Inc., Class A	878	215,523
Costco Wholesale Corp.	645	300,712
Darling Ingredients, Inc.*	2,157	172,711
Estee Lauder Cos., Inc., Class A	1,105	281,388
Flowers Foods, Inc.	10,431	287,896
General Mills, Inc.	4,516	315,443
Grocery Outlet Holding Corp.*(a)	327	12,508
Hain Celestial Group, Inc.*	1,991	52,463
Herbalife Nutrition Ltd.*	1,332	29,024
Hershey Co.	2,088	442,051
Hormel Foods Corp.	2,302	112,038
Ingredion, Inc.	2,828	267,783
J M Smucker Co.	2,936	368,086
Kellogg Co.	3,361	234,396
Keurig Dr Pepper, Inc.	2,411	83,758
Kimberly-Clark Corp.	2,171	288,786
Kraft Heinz Co.	3,101	117,311
Kroger Co.	21,135	1,119,521
Lamb Weston Holdings, Inc.	339	22,910
McCormick & Co., Inc.	963	89,289
Molson Coors Beverage Co., Class B	1,671	93,309
Mondelez International, Inc., Class A	2,963	188,328
Monster Beverage Corp.*	1,469	130,917
PepsiCo, Inc.	520	87,230
Philip Morris International, Inc.	2,321	246,606
Pilgrim’s Pride Corp.*	2,550	84,966
Post Holdings, Inc.*	949	78,036
Procter & Gamble Co.	410	60,631
Seaboard Corp.	13	53,812
Spectrum Brands Holdings, Inc.	121	10,617
Sysco Corp.	1,548	130,311
Tyson Foods, Inc., Class A	8,012	717,955
Walgreens Boots Alliance, Inc.	11,956	524,032
Walmart, Inc.	250	32,158

(Cost $7,965,952)		8,990,840

Energy - 1.7%
Antero Midstream Corp.	904	9,817
Baker Hughes Co.	1,000	35,980
Cheniere Energy, Inc.	2,154	294,603
Chevron Corp.	398	69,515
ConocoPhillips	970	108,989
Coterra Energy, Inc.	7,756	266,264
Devon Energy Corp.	260	19,474
DT Midstream, Inc.	2,523	146,586
EOG Resources, Inc.	2,545	348,563
EQT Corp.	1,230	58,696
Exxon Mobil Corp.	701	67,296
Hess Corp.	111	13,661
HF Sinclair Corp.	427	20,966
Kinder Morgan, Inc.	11,990	236,083
Marathon Oil Corp.	1,305	41,016
Marathon Petroleum Corp.	236	24,022
NOV, Inc.	890	17,800
Occidental Petroleum Corp.	628	43,527
ONEOK, Inc.	1,179	77,637
Phillips 66	305	30,747

Pioneer Natural Resources Co.	742	206,231
Schlumberger N.V.	672	30,885
Texas Pacific Land Corp.	64	100,223
Valero Energy Corp.	425	55,080
Williams Cos., Inc.	8,942	331,391

(Cost $1,714,494)		2,655,052

Financials - 16.1%
Affiliated Managers Group, Inc.	1,489	198,960
Aflac, Inc.	8,209	497,219
AGNC Investment Corp. REIT	3,285	40,176
Alleghany Corp.*	181	150,914
Allstate Corp.	4,339	593,098
Ally Financial, Inc.	3,326	146,477
American Express Co.	680	114,798
American Financial Group, Inc.	1,432	202,342
American International Group, Inc.	339	19,893
Ameriprise Financial, Inc.	1,254	346,443
Annaly Capital Management, Inc. REIT	1,992	13,167
Aon PLC, Class A	1,598	440,521
Apollo Global Management, Inc.	1,770	102,023
Arch Capital Group Ltd.*	10,719	508,724
Ares Management Corp., Class A	845	60,139
Arthur J Gallagher & Co.	2,208	357,564
Assurant, Inc.	1,267	223,866
Assured Guaranty Ltd.	2,800	164,780
Axis Capital Holdings Ltd.	576	33,736
Bank of America Corp.	972	36,158
Bank of Hawaii Corp.	411	32,666
Bank of New York Mellon Corp.	5,509	256,774
Bank OZK	1,907	79,083
Berkshire Hathaway, Inc., Class B*	488	154,198
BlackRock, Inc.	126	84,304
Blackstone, Inc.	1,260	148,415
BOK Financial Corp.	296	25,506
Brighthouse Financial, Inc.*	350	17,192
Brown & Brown, Inc.	5,727	340,012
Capital One Financial Corp.	3,081	393,937
Carlyle Group, Inc.	1,209	46,583
Cboe Global Markets, Inc.	5,684	638,370
Charles Schwab Corp.	870	60,987
Chubb Ltd.	1,477	312,075
Cincinnati Financial Corp.	5,130	655,922
Citigroup, Inc.	444	23,714
Citizens Financial Group, Inc.	2,096	86,732
CME Group, Inc.	537	106,772
CNA Financial Corp.	616	28,237
Comerica, Inc.	1,481	123,234
Commerce Bancshares, Inc.	1,266	87,582
Credit Acceptance Corp.*	359	213,716
Cullen/Frost Bankers, Inc.	843	105,358
Discover Financial Services	1,038	117,803
East West Bancorp, Inc.	2,012	147,962
Equitable Holdings, Inc.	906	27,551
Erie Indemnity Co., Class A	300	50,325
Evercore, Inc., Class A	2,900	331,180
Everest Re Group Ltd.	891	251,707
FactSet Research Systems, Inc.	932	355,819
Fidelity National Financial, Inc.	11,197	473,633
Fifth Third Bancorp	2,788	109,931
First American Financial Corp.	7,477	453,031
First Citizens BancShares, Inc., Class A	88	61,635
First Hawaiian, Inc.	1,830	46,866
First Horizon Corp.	7,881	179,923
First Republic Bank	774	119,993
FNB Corp.	4,590	55,768
Franklin Resources, Inc.	15,122	409,504
Globe Life, Inc.	1,738	169,577
Goldman Sachs Group, Inc.	179	58,506
Hanover Insurance Group, Inc.	1,192	174,747
Hartford Financial Services Group, Inc.	7,287	528,380
Huntington Bancshares, Inc.	8,118	112,678
Interactive Brokers Group, Inc., Class A	1,488	91,572
Intercontinental Exchange, Inc.	963	98,602
Invesco Ltd.	8,402	162,495
Janus Henderson Group PLC	4,243	119,271
Jefferies Financial Group, Inc.	7,844	259,009
Kemper Corp.	484	25,570
KeyCorp	7,836	156,407
KKR & Co., Inc.	791	43,355
Lazard Ltd., Class A	5,778	203,732
Lincoln National Corp.	1,196	69,284
Loews Corp.	1,384	90,638
LPL Financial Holdings, Inc.	2,545	499,304
M&T Bank Corp.	2,059	370,558
Markel Corp.*	265	362,899
MarketAxess Holdings, Inc.	47	13,239
Marsh & McLennan Cos., Inc.	2,714	434,104
Mercury General Corp.	1,250	61,187
MetLife, Inc.	4,718	317,946
MGIC Investment Corp.	9,437	131,457
Moody’s Corp.	829	250,002
Morgan Stanley	979	84,331
Morningstar, Inc.	682	175,294
MSCI, Inc.	595	263,198
Nasdaq, Inc.	2,116	328,530
New York Community Bancorp, Inc. (a)	7,126	71,117
Northern Trust Corp.	1,705	190,534
Old Republic International Corp.	17,374	415,586
OneMain Holdings, Inc.	473	20,840
Pinnacle Financial Partners, Inc.	1,118	91,028
PNC Financial Services Group, Inc.	679	119,103
Popular, Inc.	1,604	131,063
Primerica, Inc.	955	120,330
Principal Financial Group, Inc. (a)	4,314	314,620
Progressive Corp.	4,954	591,409

Prosperity Bancshares, Inc.	1,311	95,047
Prudential Financial, Inc.	2,478	263,288
Raymond James Financial, Inc.	6,310	621,472
Regions Financial Corp.	7,728	170,712
Reinsurance Group of America, Inc.	478	60,156
RenaissanceRe Holdings Ltd.	867	133,102
S&P Global, Inc.	1,208	422,172
SEI Investments Co.	4,003	233,895
Signature Bank	413	89,320
SLM Corp.	9,753	191,061
Starwood Property Trust, Inc. REIT	5,382	128,576
State Street Corp.	2,678	194,128
Stifel Financial Corp.	3,070	197,002
SVB Financial Group*	173	84,523
Synchrony Financial	9,718	359,955
Synovus Financial Corp.	1,063	45,337
T. Rowe Price Group, Inc.	3,530	448,628
Tradeweb Markets, Inc., Class A	1,185	80,118
Travelers Cos., Inc.	2,240	401,050
Truist Financial Corp.	2,857	142,107
Unum Group	2,653	96,702
Upstart Holdings, Inc.*(a)	214	10,786
US Bancorp	2,465	130,818
Virtu Financial, Inc., Class A	3,426	89,521
Voya Financial, Inc.	1,651	113,275
W.R. Berkley Corp.	4,312	306,713
Webster Financial Corp.	1,780	87,380
Wells Fargo & Co.	1,024	46,868
Western Alliance Bancorp	915	74,454
White Mountains Insurance Group Ltd.	192	239,013
Willis Towers Watson PLC	1,037	218,880
Wintrust Financial Corp.	157	13,720
Zions Bancorp NA	2,741	156,347

(Cost $23,522,197)		25,132,626

Health Care - 9.9%
Abbott Laboratories	662	77,758
AbbVie, Inc.	123	18,126
ABIOMED, Inc.*	236	62,233
Agilent Technologies, Inc.	2,685	342,499
Align Technology, Inc.*	118	32,761
AmerisourceBergen Corp.	649	100,459
Amgen, Inc.	615	157,895
Anthem, Inc.	1,609	819,962
Avantor, Inc.*	1,737	55,653
Azenta, Inc.	568	43,531
Baxter International, Inc.	1,754	133,392
Becton Dickinson and Co.	604	154,503
Biogen, Inc.*	622	124,400
BioMarin Pharmaceutical, Inc.*	174	13,073
Bio-Rad Laboratories, Inc., Class A*	794	427,005
Bio-Techne Corp.	770	284,692
Boston Scientific Corp.*	2,066	84,727
Bristol-Myers Squibb Co.	1,039	78,393
Bruker Corp.	1,648	102,967
Cardinal Health, Inc.	2,627	147,953
Catalent, Inc.*	679	69,978
Centene Corp.*	1,288	104,895
Cerner Corp.	3,211	304,563
Charles River Laboratories International, Inc.*	487	113,997
Chemed Corp.	306	148,226
Cigna Corp.	1,820	488,288
Cooper Cos., Inc.	900	315,666
CVS Health Corp.	4,895	473,591
Danaher Corp.	99	26,118
DaVita, Inc.*	653	63,661
DENTSPLY SIRONA, Inc.	920	36,395
Dexcom, Inc.*	65	19,366
Edwards Lifesciences Corp.*	2,327	234,678
Eli Lilly & Co.	440	137,914
Embecta Corp.*	120	2,974
Encompass Health Corp.	536	35,129
Enovis Corp.*	228	15,126
Envista Holdings Corp.*	903	38,865
Exelixis, Inc.*	914	16,754
Figs, Inc., Class A*	1,383	12,309
Gilead Sciences, Inc.	2,383	154,538
Globus Medical, Inc., Class A*	1,043	69,464
HCA Healthcare, Inc.	1,036	217,974
Henry Schein, Inc.*	5,200	445,328
Hologic, Inc.*	4,546	342,177
Horizon Therapeutics PLC*	1,316	118,032
Humana, Inc.	1,387	630,017
ICU Medical, Inc.*	483	87,732
IDEXX Laboratories, Inc.*	424	166,047
Illumina, Inc.*	203	48,614
Insulet Corp.*	101	21,561
Integra LifeSciences Holdings Corp.*	677	42,407
Intuitive Surgical, Inc.*	439	99,934
IQVIA Holdings, Inc.*	711	153,043
Jazz Pharmaceuticals PLC*	521	77,983
Johnson & Johnson	255	45,780
Laboratory Corp. of America Holdings	2,112	521,073
Masimo Corp.*	562	78,922
McKesson Corp.	2,247	738,566
Medtronic PLC	607	60,791
Merck & Co., Inc.	1,180	108,595
Mettler-Toledo International, Inc.*	232	298,380
Molina Healthcare, Inc.*	1,435	416,466
Neurocrine Biosciences, Inc.*	331	30,945
Organon & Co.	14,941	567,160
PerkinElmer, Inc.	1,776	265,814
Perrigo Co. PLC	915	36,472
Pfizer, Inc.	1,538	81,576
Premier, Inc., Class A	5,982	223,787

QIAGEN NV*	2,019	92,773
Quest Diagnostics, Inc.	4,651	655,884
QuidelOrtho Corp.*	76	7,222
Regeneron Pharmaceuticals, Inc.*	578	384,220
Repligen Corp.*	200	32,894
ResMed, Inc.	902	183,521
Royalty Pharma PLC, Class A	750	30,855
Seagen, Inc.*	221	29,985
STERIS PLC	720	164,304
Stryker Corp.	304	71,288
Syneos Health, Inc.*	439	32,438
Teleflex, Inc.	63	18,128
Thermo Fisher Scientific, Inc.	179	101,595
United Therapeutics Corp.*	2,085	480,259
UnitedHealth Group, Inc.	164	81,472
Universal Health Services, Inc., Class B	903	112,523
Veeva Systems, Inc., Class A*	393	66,912
Vertex Pharmaceuticals, Inc.*	424	113,908
Waters Corp.*	1,037	340,084
West Pharmaceutical Services, Inc.	1,020	316,588
Zimmer Biomet Holdings, Inc.	217	26,086
Zimvie, Inc.*	22	479
Zoetis, Inc.	842	143,923

(Cost $13,790,430)		15,556,994

Industrials - 15.3%
3M Co.	1,125	167,951
A O Smith Corp.	6,592	396,311
Acuity Brands, Inc.	1,645	287,908
Advanced Drainage Systems, Inc.	1,347	147,510
AECOM	6,045	422,243
AGCO Corp.	1,775	227,431
Allegion PLC	1,474	164,572
Allison Transmission Holdings, Inc.	963	38,530
AMERCO	502	245,970
AMETEK, Inc.	1,885	228,971
Armstrong World Industries, Inc.	322	26,887
Axon Enterprise, Inc.*	107	10,845
AZEK Co., Inc.*	699	14,728
Booz Allen Hamilton Holding Corp.	1,810	155,407
Builders FirstSource, Inc.*	632	41,137
BWX Technologies, Inc.	689	35,277
C.H. Robinson Worldwide, Inc.	2,165	234,924
CACI International, Inc., Class A*	1,393	390,555
Carlisle Cos., Inc.	1,671	425,152
Carrier Global Corp.	8,144	320,141
Caterpillar, Inc.	329	71,015
Cintas Corp.	536	213,505
Clean Harbors, Inc.*	1,037	96,856
Copart, Inc.*	1,975	226,197
Core & Main, Inc., Class A*(a)	365	8,614
CoStar Group, Inc.*	556	33,883
Crane Holdings Co.	966	92,407
CSX Corp.	4,371	138,954
Cummins, Inc.	1,260	263,491
Curtiss-Wright Corp.	611	86,750
Deere & Co.	571	204,292
Donaldson Co., Inc.	3,449	180,314
Dover Corp.	1,895	253,759
Eaton Corp. PLC	1,994	276,368
Emerson Electric Co.	3,454	306,232
Equifax, Inc.	878	177,865
Esab Corp.*	228	11,400
Expeditors International of Washington, Inc.	5,307	577,614
Fastenal Co.	7,169	383,972
FedEx Corp.	645	144,854
Flowserve Corp.	654	20,601
Fluence Energy, Inc.*(a)	467	4,577
Fortive Corp.	2,207	136,326
Fortune Brands Home & Security, Inc.	1,620	112,347
FTI Consulting, Inc.*	2,338	392,784
Gates Industrial Corp. PLC*	680	8,677
Generac Holdings, Inc.*	659	162,826
General Dynamics Corp.	2,216	498,400
General Electric Co.	573	44,860
Graco, Inc.	2,579	163,251
GXO Logistics, Inc.*	962	52,208
Hayward Holdings, Inc.*	536	8,201
HEICO Corp. (a)	171	24,461
HEICO Corp., Class A	319	37,352
Hexcel Corp.	318	18,269
Honeywell International, Inc.	406	78,610
Hubbell, Inc.	1,446	274,537
Huntington Ingalls Industries, Inc.	1,662	349,784
IAA, Inc.*	335	13,075
IDEX Corp.	925	177,184
Illinois Tool Works, Inc.	895	186,223
ITT, Inc.	2,315	170,893
Jacobs Engineering Group, Inc.	1,562	218,821
JB Hunt Transport Services, Inc.	2,724	470,108
Johnson Controls International PLC	6,865	374,211
Kirby Corp.*	429	28,970
Knight-Swift Transportation Holdings, Inc.	8,402	408,673
L3Harris Technologies, Inc.	1,754	422,539
Landstar System, Inc.	1,669	252,737
Leidos Holdings, Inc.	1,294	135,223
Lennox International, Inc.	821	171,507
Lincoln Electric Holdings, Inc.	1,399	190,012
Lockheed Martin Corp.	765	336,684
ManpowerGroup, Inc.	1,692	151,620
Masco Corp.	7,522	426,422
MasTec, Inc.*	1,413	118,113
MDU Resources Group, Inc.	6,110	167,292
Middleby Corp.*	614	92,996
MSA Safety, Inc.	509	64,892
MSC Industrial Direct Co., Inc., Class A	973	82,637

Nielsen Holdings PLC	4,613	117,908
Nordson Corp.	796	173,432
Norfolk Southern Corp.	701	168,002
Northrop Grumman Corp.	1,089	509,619
nVent Electric PLC	2,203	77,986
Old Dominion Freight Line, Inc.	1,127	291,036
Oshkosh Corp.	4,357	404,809
Otis Worldwide Corp.	5,896	438,662
Owens Corning	1,599	152,832
PACCAR, Inc.	1,402	121,750
Parker-Hannifin Corp.	730	198,684
Pentair PLC	5,651	283,511
Quanta Services, Inc.	6,664	793,016
Raytheon Technologies Corp.	112	10,653
Regal Rexnord Corp.	1,450	181,177
Republic Services, Inc.	2,513	336,340
Robert Half International, Inc.	4,405	397,111
Rockwell Automation, Inc.	454	96,793
Rollins, Inc.	1,393	49,396
Ryder System, Inc.	2,102	168,202
Schneider National, Inc., Class B	3,877	93,591
Science Applications International Corp.	906	78,423
Sensata Technologies Holding PLC	1,603	76,992
Shoals Technologies Group, Inc., Class A*(a)	1,537	23,977
SiteOne Landscape Supply, Inc.*	703	94,392
Snap-on, Inc.	2,337	518,534
Stanley Black & Decker, Inc.	853	101,243
Stericycle, Inc.*	607	30,684
Textron, Inc.	2,835	185,097
Timken Co.	543	33,161
Toro Co.	2,204	181,808
Trane Technologies PLC	1,761	243,124
TransDigm Group, Inc.*	30	18,161
TransUnion	1,101	95,578
Trex Co., Inc.*	1,087	69,264
Union Pacific Corp.	514	112,967
United Parcel Service, Inc., Class B	916	166,941
United Rentals, Inc.*	488	145,512
Univar Solutions, Inc.*	1,011	31,058
Valmont Industries, Inc.	1,010	259,317
Verisk Analytics, Inc.	675	118,071
Vertiv Holdings Co.	4,106	45,125
W.W. Grainger, Inc.	588	286,397
Waste Management, Inc.	1,966	311,631
Watsco, Inc.	1,717	438,917
Westinghouse Air Brake Technologies Corp.	1,495	141,218
Woodward, Inc. (a)	480	48,773
XPO Logistics, Inc.*	604	32,278
Xylem, Inc.	1,679	141,456

(Cost $22,038,863)		23,874,304

Information Technology - 18.8%
Accenture PLC, Class A	518	154,602
Adobe, Inc.*	259	107,868
Advanced Micro Devices, Inc.*	3,217	327,684
Akamai Technologies, Inc.*	3,041	307,263
Allegro MicroSystems, Inc.*	989	25,467
Amdocs Ltd.	9,815	852,825
Amphenol Corp., Class A	7,135	505,586
Analog Devices, Inc.	197	33,175
ANSYS, Inc.*	710	184,856
Apple, Inc.	2,402	357,514
Applied Materials, Inc.	4,545	533,083
Arista Networks, Inc.*	1,515	154,954
Arrow Electronics, Inc.*	5,278	636,791
Aspen Technology, Inc.*	987	190,975
Atlassian Corp. PLC, Class A*	693	122,883
Autodesk, Inc.*	909	188,845
Automatic Data Processing, Inc.	1,411	314,568
Avnet, Inc.	3,473	168,267
Bentley Systems, Inc., Class B (a)	1,798	61,815
Black Knight, Inc.*	309	20,984
Broadcom, Inc.	222	128,789
Broadridge Financial Solutions, Inc.	1,949	284,983
Cadence Design Systems, Inc.*	3,859	593,244
CDK Global, Inc.	1,719	93,617
CDW Corp.	4,454	756,556
Ceridian HCM Holding, Inc.*	171	9,627
Ciena Corp.*	3,157	160,439
Cirrus Logic, Inc.*	2,361	192,516
Cisco Systems, Inc.	3,181	143,304
Citrix Systems, Inc.	1,006	101,294
Cognex Corp.	964	46,677
Cognizant Technology Solutions Corp., Class A	8,445	630,842
Coherent, Inc.*	90	24,386
Concentrix Corp.	301	46,622
Corning, Inc.	6,062	217,141
Dell Technologies, Inc., Class C	13,667	682,530
DocuSign, Inc.*	96	8,055
Dolby Laboratories, Inc., Class A	2,459	190,868
DoubleVerify Holdings, Inc.*	1,073	23,874
Dropbox, Inc., Class A*	4,867	101,428
DXC Technology Co.*	1,007	35,467
Dynatrace, Inc.*	294	11,075
Elastic NV*	111	6,843
Entegris, Inc.	3,324	368,831
EPAM Systems, Inc.*	1,525	516,243
F5, Inc.*	3,302	538,358
Fair Isaac Corp.*	64	26,211
Fidelity National Information Services, Inc.	249	26,021
First Solar, Inc.*	359	25,349
Fiserv, Inc.*	535	53,596
FleetCor Technologies, Inc.*	225	55,982
Fortinet, Inc.*	1,862	547,689
Gartner, Inc.*	2,274	596,698

Genpact Ltd.	4,152	184,224
Global Payments, Inc.	125	16,380
Globant SA*	344	65,191
GoDaddy, Inc., Class A*	453	33,998
Guidewire Software, Inc.*	471	37,652
Hewlett Packard Enterprise Co.	57,956	904,114
HP, Inc.	52,187	2,026,943
HubSpot, Inc.*	89	30,054
Intel Corp.	8,001	355,404
International Business Machines Corp.	3,134	435,125
Intuit, Inc.	341	141,331
IPG Photonics Corp.*	144	15,191
Jabil, Inc.	10,758	661,832
Jack Henry & Associates, Inc.	894	168,179
Juniper Networks, Inc.	11,166	342,573
Keysight Technologies, Inc.*	2,704	393,702
KLA Corp.	2,162	788,806
Kyndryl Holdings, Inc.*	16,911	208,682
Lam Research Corp.	642	333,859
Littelfuse, Inc.	321	86,734
Lumentum Holdings, Inc.*(a)	483	41,577
Manhattan Associates, Inc.*	1,296	156,725
Marvell Technology, Inc.	4,232	250,323
Mastercard, Inc., Class A	78	27,914
Microchip Technology, Inc.	1,696	123,214
Micron Technology, Inc.	3,972	293,292
Microsoft Corp.	1,531	416,233
MKS Instruments, Inc.	617	76,200
Monolithic Power Systems, Inc.	1,201	540,918
Motorola Solutions, Inc.	1,579	346,969
National Instruments Corp.	4,200	148,344
NCR Corp.*	1,736	60,222
NetApp, Inc.	9,318	670,430
New Relic, Inc.*	98	4,592
NortonLifeLock, Inc.	10,403	253,209
NVIDIA Corp.	65	12,137
NXP Semiconductors NV	1,313	249,155
ON Semiconductor Corp.*	685	41,566
Oracle Corp.	2,017	145,063
Palo Alto Networks, Inc.*	326	163,906
Paychex, Inc.	3,218	398,485
Paycom Software, Inc.*	251	71,369
Paycor HCM, Inc.*(a)	385	9,440
Paylocity Holding Corp.*	243	42,491
PayPal Holdings, Inc.*	100	8,521
Procore Technologies, Inc.*	623	28,347
PTC, Inc.*	778	90,660
Qorvo, Inc.*	1,938	216,572
QUALCOMM, Inc.	1,347	192,917
Roper Technologies, Inc.	385	170,339
Salesforce, Inc.*	416	66,660
ServiceNow, Inc.*	229	107,051
Skyworks Solutions, Inc.	3,552	386,706
SolarWinds Corp.	813	9,463
SS&C Technologies Holdings, Inc.	2,948	188,643
Switch, Inc., Class A	3,447	116,336
Synopsys, Inc.*	2,399	765,761
TD SYNNEX Corp.	3,170	329,205
Teledyne Technologies, Inc.*	363	147,069
Teradata Corp.*	3,176	122,054
Teradyne, Inc.	3,190	348,539
Texas Instruments, Inc.	1,894	334,783
Thoughtworks Holding, Inc.*	666	11,528
Trimble, Inc.*	1,680	114,324
Tyler Technologies, Inc.*	909	323,440
VeriSign, Inc.*	1,965	342,991
Viasat, Inc.*	1,763	69,621
Visa, Inc., Class A	126	26,733
VMware, Inc., Class A	998	127,844
Vontier Corp.	3,713	99,583
Western Digital Corp.*	1,577	95,708
Western Union Co.	2,563	46,493
Workday, Inc., Class A*	571	89,247
Xerox Holdings Corp.	919	17,296
Zebra Technologies Corp., Class A*	534	180,593

(Cost $27,857,281)		29,443,935

Materials - 6.6%
Air Products and Chemicals, Inc.	767	188,805
Albemarle Corp.	615	160,158
Alcoa Corp.	1,024	63,201
Amcor PLC	14,797	193,841
AptarGroup, Inc.	846	90,598
Ardagh Metal Packaging SA*	2,676	16,163
Ashland Global Holdings, Inc.	2,180	233,304
Avery Dennison Corp.	1,738	299,909
Axalta Coating Systems Ltd.*	1,823	49,513
Ball Corp.	1,109	78,617
Berry Global Group, Inc.*	4,272	249,186
Celanese Corp.	2,998	469,247
CF Industries Holdings, Inc.	4,072	402,191
Chemours Co.	962	41,453
Corteva, Inc.	7,190	450,238
Crown Holdings, Inc.	1,876	195,929
Diversey Holdings Ltd.*	734	7,193
Dow, Inc.	2,102	142,894
DuPont de Nemours, Inc.	1,030	69,885
Eagle Materials, Inc.	2,457	320,786
Eastman Chemical Co.	1,697	186,941
Ecolab, Inc.	592	97,035
Element Solutions, Inc.	3,348	71,279
FMC Corp.	651	79,800
Freeport-McMoRan, Inc.	1,740	67,999
Graphic Packaging Holding Co.	12,288	273,531
Huntsman Corp.	5,585	202,456
International Flavors & Fragrances, Inc.	1,107	146,312

International Paper Co.	6,055	293,365
Louisiana-Pacific Corp.	4,988	344,471
LyondellBasell Industries NV, Class A	575	65,694
Martin Marietta Materials, Inc.	779	264,377
Mosaic Co.	3,707	232,244
NewMarket Corp. (a)	106	34,929
Newmont Corp.	4,543	308,243
Nucor Corp.	5,139	680,712
Olin Corp.	620	40,790
Packaging Corp. of America	1,250	196,600
PPG Industries, Inc.	1,075	135,977
Reliance Steel & Aluminum Co.	3,671	713,642
Royal Gold, Inc.	819	92,613
RPM International, Inc.	2,075	182,807
Scotts Miracle-Gro Co. (a)	169	15,991
Sealed Air Corp.	4,114	255,809
Sherwin-Williams Co.	887	237,751
Silgan Holdings, Inc.	2,263	99,142
Sonoco Products Co.	3,040	177,749
Southern Copper Corp.	239	14,765
Steel Dynamics, Inc.	3,705	316,333
Sylvamo Corp.*	2,475	125,581
Valvoline, Inc.	6,945	232,380
Vulcan Materials Co.	1,097	180,862
Westlake Corp.	464	61,299
Westrock Co.	3,846	186,493

(Cost $8,452,434)		10,339,083

Real Estate - 5.8%
Alexandria Real Estate Equities, Inc. REIT	972	161,303
American Campus Communities, Inc. REIT	943	61,295
American Homes 4 Rent, Class A REIT	2,782	102,823
American Tower Corp. REIT	390	99,891
Americold Realty Trust, Inc. REIT	877	24,284
Apartment Income REIT Corp. REIT	1,623	72,808
AvalonBay Communities, Inc. REIT	1,687	350,829
Boston Properties, Inc. REIT	2,797	310,970
Brixmor Property Group, Inc. REIT	3,040	74,115
Camden Property Trust REIT	1,163	166,879
CBRE Group, Inc., Class A*	5,691	471,442
Cousins Properties, Inc. REIT	2,706	93,492
Crown Castle International Corp. REIT	685	129,910
CubeSmart REIT	5,007	222,962
Digital Realty Trust, Inc. REIT	607	84,731
Douglas Emmett, Inc. REIT	1,555	43,960
Duke Realty Corp. REIT	4,542	239,954
Equinix, Inc. REIT	78	53,593
Equity LifeStyle Properties, Inc. REIT	3,467	262,452
Equity Residential REIT	5,019	385,610
Essex Property Trust, Inc. REIT	1,102	312,803
Extra Space Storage, Inc. REIT	2,317	412,889
Federal Realty Investment Trust REIT	825	94,850
First Industrial Realty Trust, Inc. REIT	4,349	231,149
Gaming and Leisure Properties, Inc. REIT	1,037	48,552
Healthcare Trust of America, Inc., Class A REIT	2,089	62,774
Healthpeak Properties, Inc. REIT	3,851	114,336
Highwoods Properties, Inc. REIT	4,797	188,474
Hudson Pacific Properties, Inc. REIT	943	18,775
Invitation Homes, Inc. REIT	3,442	129,832
Iron Mountain, Inc. REIT	7,509	404,735
Jones Lang LaSalle, Inc.*	1,702	335,839
Kilroy Realty Corp. REIT	1,737	105,436
Kimco Realty Corp. REIT	13,804	326,465
Lamar Advertising Co., Class A REIT	1,590	155,741
Life Storage, Inc. REIT	1,844	215,305
Medical Properties Trust, Inc. REIT	4,177	77,609
Mid-America Apartment Communities, Inc. REIT	1,208	218,648
National Retail Properties, Inc. REIT	2,065	91,480
Prologis, Inc. REIT	1,028	131,049
Public Storage REIT	1,389	459,259
Rayonier, Inc. REIT	1,996	82,275
Realty Income Corp. REIT	1,497	102,125
Regency Centers Corp. REIT	1,167	79,601
Rexford Industrial Realty, Inc. REIT	1,607	102,639
SBA Communications Corp. REIT	196	65,976
Simon Property Group, Inc. REIT	550	63,058
SL Green Realty Corp. REIT	1,769	109,271
Spirit Realty Capital, Inc. REIT	681	28,595
STORE Capital Corp. REIT	1,164	32,115
Sun Communities, Inc. REIT	652	107,013
UDR, Inc. REIT	2,467	117,923
Ventas, Inc. REIT	323	18,327
VICI Properties, Inc. REIT (a)	5,440	167,824
Vornado Realty Trust REIT	263	9,194
Welltower, Inc. REIT	485	43,209
Weyerhaeuser Co. REIT	5,637	222,774
WP Carey, Inc. REIT (a)	2,112	177,704

(Cost $8,689,164)		9,078,926

Utilities - 6.2%
AES Corp.	8,442	186,062
Alliant Energy Corp.	3,417	218,073
Ameren Corp.	3,065	291,757
American Electric Power Co., Inc.	3,142	320,578
American Water Works Co., Inc.	1,269	191,936
Atmos Energy Corp.	415	48,269
Avangrid, Inc. (a)	818	38,929
CenterPoint Energy, Inc.	5,166	165,570
CMS Energy Corp.	3,251	230,951
Consolidated Edison, Inc.	3,695	366,766
Constellation Energy Corp.	2,846	176,680
Dominion Energy, Inc.	1,941	163,471
DTE Energy Co.	3,487	462,760
Duke Energy Corp.	2,521	283,663

Edison International	2,668	186,520
Entergy Corp.	3,256	391,762
Essential Utilities, Inc.	1,237	57,224
Evergy, Inc.	6,698	468,458
Eversource Energy	1,961	181,039
Exelon Corp.	8,541	419,790
FirstEnergy Corp.	10,702	459,758
Hawaiian Electric Industries, Inc.	3,512	151,613
IDACORP, Inc.	1,645	179,338
National Fuel Gas Co.	6,602	485,445
NextEra Energy, Inc.	1,026	77,658
NiSource, Inc.	8,402	264,243
NRG Energy, Inc.	6,299	290,006
OGE Energy Corp.	4,285	176,970
Pinnacle West Capital Corp.	1,610	125,016
PPL Corp.	11,760	354,917
Public Service Enterprise Group, Inc.	5,766	395,202
Sempra Energy	1,680	275,285
Southern Co.	4,178	316,107
UGI Corp.	12,111	517,624
Vistra Corp.	14,140	372,872
WEC Energy Group, Inc.	2,302	241,871
Xcel Energy, Inc.	3,107	234,081

(Cost $8,248,099)		9,768,264

TOTAL COMMON STOCKS
(Cost $142,429,076)		155,341,810

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 ETF
(Cost $308,254)	1,350	306,976

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $81,157)	81,157	81,157

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $579,388)	579,388	579,388

TOTAL INVESTMENTS - 99.9%
(Cost $143,397,875)		$156,309,331
Other assets and liabilities, net - 0.1%		169,634

NET ASSETS - 100.0%		$156,478,965

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
639,018	—	(557,861) (d)	—	—	231	—	81,157	81,157
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
426,619	3,874,521	(3,721,752)	—	—	513	—	579,388	579,388

1,065,637	3,874,521	(4,279,613)	—	—	744	—	660,545	660,545

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $1,622,427, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,592,211.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
S&P Mid 400 E-Mini Futures	USD	1	$235,660	$251,320	6/17/2022	$15,660
S&P 500 E-Mini Futures	USD	2	414,325	413,125	6/17/2022	(1,200)

Total net unrealized appreciation						$14,460

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$155,341,810	$—	$—	$155,341,810
Exchange-Traded Funds	306,976	—	—	306,976
Short-Term Investments (a)	660,545	—	—	660,545
Derivatives (b)
Futures Contracts	15,660	—	—	15,660

TOTAL	$156,324,991	$—	$—	$156,324,991

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,200)	$—	$—	$(1,200)

TOTAL	$(1,200)	$—	$—	$(1,200)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEUS-PH3

R-089711-1 (5/24) DBX005195 (5/24)